UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Steven I. Koszalka

American Funds Mortgage Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [imge12afa681.jpg]

American Funds Mortgage Fund®

Investment portfolio

November 30, 2018

unaudited

Bonds, notes & other debt instruments 93.88% Mortgage-backed obligations 57.83% Federal agency mortgage-backed obligations 55.56%	Principal amount (000)	Value (000)
Fannie Mae 2.50% 20331	$1,942	$1,853
Fannie Mae 2.50% 20331	551	520
Fannie Mae 3.00% 20331	415	399
Fannie Mae 3.50% 20331,2	120,000	120,356
Fannie Mae 4.00% 20331	130,716	133,305
Fannie Mae 4.00% 20331	17,292	17,675
Fannie Mae 4.00% 20341,2	20,000	20,351
Fannie Mae 4.00% 20361	6,164	6,285
Fannie Mae 4.00% 20361	5,702	5,814
Fannie Mae 4.00% 20361	3,753	3,827
Fannie Mae 4.00% 20361	3,544	3,609
Fannie Mae 4.00% 20361	1,802	1,835
Fannie Mae 4.00% 20361	798	814
Fannie Mae 4.00% 20371	16,089	16,333
Fannie Mae 5.00% 20401	971	995
Fannie Mae 2.275% 20431	188	170
Fannie Mae 2.275% 20431	122	111
Fannie Mae 2.275% 20431	106	96
Fannie Mae 2.275% 20431	82	75
Fannie Mae 2.525% 20431	214	198
Fannie Mae 2.525% 20431	141	131
Fannie Mae 2.525% 20431	139	128
Fannie Mae 2.525% 20431	134	124
Fannie Mae 2.525% 20431	130	120
Fannie Mae 2.525% 20431	123	114
Fannie Mae 2.525% 20431	118	109
Fannie Mae 2.525% 20431	101	93
Fannie Mae 2.525% 20431	99	91
Fannie Mae 2.525% 20431	95	88
Fannie Mae 2.525% 20431	84	78
Fannie Mae 2.525% 20431	80	74
Fannie Mae 2.525% 20431	79	73
Fannie Mae 2.525% 20431	67	62
Fannie Mae 2.525% 20431	62	57
Fannie Mae 2.525% 20431	50	46
Fannie Mae 2.775% 20431	355	334
Fannie Mae 2.775% 20431	354	333
Fannie Mae 2.775% 20431	329	310
Fannie Mae 2.775% 20431	277	261
Fannie Mae 2.775% 20431	222	208
Fannie Mae 2.775% 20431	211	198
Fannie Mae 2.775% 20431	127	119
Fannie Mae 2.775% 20431	124	116
Fannie Mae 2.775% 20431	105	99
Fannie Mae 2.775% 20431	104	97
Fannie Mae 2.775% 20431	99	93

American Funds Mortgage Fund — Page 1 of 11

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.775% 20431	$91	$86
Fannie Mae 2.775% 20431	64	60
Fannie Mae 2.775% 20431	60	57
Fannie Mae 2.775% 20431	58	55
Fannie Mae 2.775% 20431	55	52
Fannie Mae 2.775% 20431	45	42
Fannie Mae 3.025% 20431	339	324
Fannie Mae 3.025% 20431	207	197
Fannie Mae 3.025% 20431	187	178
Fannie Mae 3.025% 20431	167	159
Fannie Mae 3.025% 20431	135	129
Fannie Mae 3.025% 20431	106	101
Fannie Mae 3.025% 20431	94	90
Fannie Mae 3.025% 20431	86	82
Fannie Mae 3.025% 20431	82	78
Fannie Mae 3.025% 20431	76	73
Fannie Mae 3.025% 20431	44	42
Fannie Mae 3.275% 20431	158	153
Fannie Mae 3.275% 20431	143	139
Fannie Mae 3.275% 20431	71	69
Fannie Mae 3.275% 20431	61	59
Fannie Mae 3.275% 20431	32	31
Fannie Mae 4.00% 20431	6,217	6,298
Fannie Mae 4.00% 20451	10,164	10,291
Fannie Mae 4.00% 20461	7,454	7,511
Fannie Mae 3.50% 20471	9,788	9,620
Fannie Mae 3.50% 20471	1,361	1,338
Fannie Mae 4.00% 20471	68,552	69,071
Fannie Mae 4.00% 20471	48,807	49,171
Fannie Mae 4.00% 20471	20,050	20,199
Fannie Mae 4.00% 20471	19,523	19,668
Fannie Mae 4.00% 20471	8,275	8,337
Fannie Mae 4.00% 20471	4,788	4,824
Fannie Mae 4.00% 20471	4,492	4,523
Fannie Mae 4.00% 20471	2,443	2,461
Fannie Mae 4.50% 20471	5,672	5,766
Fannie Mae 3.50% 20481,2	40,000	39,234
Fannie Mae 4.00% 20481,2	57,885	58,227
Fannie Mae 4.50% 20481	205,220	211,376
Fannie Mae 4.50% 20481	102,949	106,068
Fannie Mae 4.50% 20481,2	50,590	52,024
Fannie Mae 4.50% 20481	41,720	42,984
Fannie Mae 4.50% 20481,2	39,591	40,778
Fannie Mae 4.50% 20481	944	972
Fannie Mae 5.00% 20481	34,705	36,384
Fannie Mae 4.00% 20491,2	208,078	209,086
Fannie Mae 4.50% 20491,2	194,459	199,453
Fannie Mae 4.50% 20491,2	119,426	122,648
Fannie Mae 3.50% 20531	1,914	1,843
Fannie Mae 3.50% 20571	21,050	20,565
Freddie Mac 4.00% 20361	1,550	1,578
Freddie Mac 4.00% 20361	1,514	1,541
Freddie Mac 4.00% 20361	1,158	1,179
Freddie Mac 6.00% 20381	133	146

American Funds Mortgage Fund — Page 2 of 11

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 20411	$362	$364
Freddie Mac 3.162% 20451,3	18,206	18,271
Freddie Mac 3.00% 20461	101,116	97,274
Freddie Mac 3.50% 20461	370	361
Freddie Mac 4.00% 20461	11,829	11,923
Freddie Mac 4.50% 20461	1,461	1,506
Freddie Mac 4.00% 20471	9,008	9,074
Freddie Mac 4.00% 20471	3,374	3,367
Freddie Mac 3.50% 20481	6,425	6,313
Freddie Mac 4.00% 20481,2	177,250	178,311
Freddie Mac 4.50% 20481,2	35,058	36,059
Freddie Mac 5.00% 20481	3,154	3,310
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 20231	480	469
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.50% 20561	23,253	22,776
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 20561	16,834	16,316
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.75% 20561,3	12,148	11,798
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20561	16,000	15,406
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 20571,3	91,850	87,965
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 20571	77,766	75,484
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20571	56,834	55,186
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 20571	2,777	2,689
Freddie Mac Seasoned Loan Structured Transaction, Series 2018-1, Class A1, 3.50% 20281	17,760	17,606
Freddie Mac Seasoned Loan Structured Transaction, Series 2018-2, Class A1, 3.50% 20281,3	96,600	95,548
Government National Mortgage Assn. 4.00% 20321	872	892
Government National Mortgage Assn. 4.00% 20321	606	620
Government National Mortgage Assn. 6.50% 20321	954	1,049
Government National Mortgage Assn. 3.75% 20341	1,211	1,219
Government National Mortgage Assn. 4.25% 20341	1,162	1,203
Government National Mortgage Assn. 3.25% 20351	2,949	2,898
Government National Mortgage Assn. 3.25% 20351	1,795	1,764
Government National Mortgage Assn. 3.25% 20351	1,512	1,486
Government National Mortgage Assn. 3.25% 20351	1,424	1,400
Government National Mortgage Assn. 5.00% 20351	761	803
Government National Mortgage Assn. 3.75% 20371	503	508
Government National Mortgage Assn. 6.50% 20381	355	388
Government National Mortgage Assn. 6.50% 20381	56	58
Government National Mortgage Assn. 6.00% 20391	2,847	3,092
Government National Mortgage Assn. 3.25% 20401	1,132	1,115
Government National Mortgage Assn. 3.25% 20401	1,067	1,049
Government National Mortgage Assn. 3.25% 20401	755	742
Government National Mortgage Assn. 5.00% 20401	176	183
Government National Mortgage Assn. 5.50% 20401	2,969	3,153
Government National Mortgage Assn. 4.00% 20411	1,117	1,098
Government National Mortgage Assn. 4.50% 20411	1,415	1,465
Government National Mortgage Assn. 4.50% 20411	760	786
Government National Mortgage Assn. 4.50% 20411	679	699
Government National Mortgage Assn. 4.50% 20411	513	529
Government National Mortgage Assn. 4.50% 20411	284	293
Government National Mortgage Assn. 5.00% 20411	2,855	2,983
Government National Mortgage Assn. 5.00% 20411	2,224	2,324
Government National Mortgage Assn. 5.00% 20411	961	1,010
Government National Mortgage Assn. 6.50% 20411	242	262
Government National Mortgage Assn. 2.75% 20421	551	523
Government National Mortgage Assn. 2.75% 20421	399	379

American Funds Mortgage Fund — Page 3 of 11

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 2.75% 20421	$390	$370
Government National Mortgage Assn. 2.75% 20421	354	336
Government National Mortgage Assn. 2.75% 20421	284	269
Government National Mortgage Assn. 2.75% 20421	176	167
Government National Mortgage Assn. 2.75% 20421	69	65
Government National Mortgage Assn. 3.50% 20421	665	662
Government National Mortgage Assn. 3.50% 20421	555	549
Government National Mortgage Assn. 4.00% 20421	779	793
Government National Mortgage Assn. 4.00% 20421	696	705
Government National Mortgage Assn. 4.00% 20421	643	652
Government National Mortgage Assn. 4.50% 20421	1,708	1,765
Government National Mortgage Assn. 3.50% 20431	904	900
Government National Mortgage Assn. 3.50% 20431	875	865
Government National Mortgage Assn. 4.00% 20431	931	932
Government National Mortgage Assn. 3.75% 20441	1,721	1,738
Government National Mortgage Assn. 4.25% 20441	855	880
Government National Mortgage Assn. 4.00% 20461	5,304	5,329
Government National Mortgage Assn. 3.00% 20471	2,816	2,713
Government National Mortgage Assn. 3.00% 20481	8,594	8,281
Government National Mortgage Assn. 3.00% 20481	982	946
Government National Mortgage Assn. 3.00% 20481	273	263
Government National Mortgage Assn. 4.00% 20481,2	37,573	38,041
Government National Mortgage Assn. 4.50% 20481,2	156,350	161,283
Government National Mortgage Assn. 4.00% 20491,2	32,227	32,588
Government National Mortgage Assn. 5.00% 20491,2	57,804	60,226
Government National Mortgage Assn. 5.00% 20491,2	8,196	8,528
Government National Mortgage Assn. 4.81% 20611	3	4
Government National Mortgage Assn. 5.112% 20621	72	73
Government National Mortgage Assn. 5.379% 20641	4	4
Government National Mortgage Assn. 4.774% 20651	618	626
Government National Mortgage Assn. 5.023% 20661	117	119
Government National Mortgage Assn. 5.164% 20661	249	251
Government National Mortgage Assn., Series 2011-H02, Class BA, 4.45% 20611,3	58	58
Government National Mortgage Assn., Series 2016-H04, Class CI, interest only, 2.499% 20621,3	9,605	118
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.687% 20661,3	102,276	1,517
		2,841,562
Collateralized mortgage-backed obligations (privately originated) 2.27%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20481,3,4	4,471	4,463
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.265% 20241,3	19	19
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.321% 20271,3,4,5	6,388	6,373
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 20281,3,4	30,388	30,454
Homeward Opportunities Fund Trust 3.766% 20481,4	10,539	10,521
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 20271,3,4,5	2,962	2,947
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 20281,4	8,673	8,683
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 20281,4,5	13,485	13,459
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 20281,3,4,5	11,000	10,995
Reverse Mortgage Investment Trust, Series RBIT 18-1, Class A, 3.436% 20281,3,4	4,420	4,423
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20561,3,4	7,551	7,418
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.915% 20571,3,4	5,312	5,313
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 20571,4	11,158	11,063
		116,131
Total mortgage-backed obligations		2,957,693

American Funds Mortgage Fund — Page 4 of 11

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes 24.50% U.S. Treasury 21.20%	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2019	$150,000	$149,587
U.S. Treasury 1.50% 2020	3,098	3,042
U.S. Treasury 2.75% 2020	71,000	70,928
U.S. Treasury 1.75% 2021	5,000	4,848
U.S. Treasury 2.00% 2021	24,000	23,531
U.S. Treasury 2.00% 2021	12,000	11,714
U.S. Treasury 2.75% 2021	6,000	5,990
U.S. Treasury 1.75% 2022	133,000	128,459
U.S. Treasury 1.75% 2022	20,000	19,335
U.S. Treasury 1.875% 2022	52,000	50,190
U.S. Treasury 1.875% 2022	44,000	42,639
U.S. Treasury 1.875% 2022	28,000	27,159
U.S. Treasury 2.00% 2022	25,500	24,695
U.S. Treasury 2.125% 20226	111,000	107,933
U.S. Treasury 1.625% 2023	35,321	33,490
U.S. Treasury 1.625% 2023	5,000	4,745
U.S. Treasury 2.50% 2023	24,679	24,291
U.S. Treasury 2.625% 2023	55,000	54,474
U.S. Treasury 2.75% 2023	90,000	89,635
U.S. Treasury 2.75% 2023	23,000	22,899
U.S. Treasury 2.875% 2023	40,500	40,543
U.S. Treasury 2.875% 2023	9,000	9,008
U.S. Treasury 2.125% 2024	10,000	9,588
U.S. Treasury 2.50% 20246	28,000	27,460
U.S. Treasury 2.875% 2025	20,373	20,319
U.S. Treasury 2.875% 2028	10,000	9,891
U.S. Treasury 2.875% 2028	8,474	8,386
U.S. Treasury 2.875% 20466	21,000	19,354
U.S. Treasury 3.00% 20486	30,000	28,276
U.S. Treasury 3.125% 2048	10,948	10,574
U.S. Treasury 3.375% 2048	1,500	1,521
		1,084,504
U.S. Treasury inflation-protected securities 3.30%
U.S. Treasury Inflation-Protected Security 0.625% 20237	96,545	94,760
U.S. Treasury Inflation-Protected Security 2.125% 20417	553	649
U.S. Treasury Inflation-Protected Security 0.75% 20426,7	33,866	30,474
U.S. Treasury Inflation-Protected Security 1.375% 20446,7	41,803	42,868
		168,751
Total U.S. Treasury bonds & notes		1,253,255
Federal agency bonds & notes 8.26%
Fannie Mae 1.875% 2022	138,000	133,579
Fannie Mae 2.00% 2022	201,000	194,451
Freddie Mac 2.75% 2023	95,000	94,160
		422,190
Asset-backed obligations 3.28%
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 20201	2,045	2,041
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 20211	9,084	9,069
Angel Oak Capital Advisors LLC, Series 2013-9A, CLO, Class A1R, (3-month USD-LIBOR + 1.01%) 3.479% 20251,3,4	563	563
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 20211	1,185	1,173

American Funds Mortgage Fund — Page 5 of 11

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 20211	$3,550	$3,507
CPS Auto Receivables Trust, Series 2016-D, Class A, 1.50% 20201,4	62	62
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 20201,4	560	560
CPS Auto Receivables Trust, Series 2017-C, Class A, 1.78% 20201,4	215	214
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 20211,4	5,646	5,630
Drive Auto Receivables Trust, Series 2018-2, Class A2, 2.64% 20201	7,217	7,214
Drive Auto Receivables Trust, Series 2018-3, Class A2, 2.75% 20201	25,677	25,658
Drive Auto Receivables Trust, Series 2017-3, Class C, 2.80% 20221	5,010	4,991
Drivetime Auto Owner Trust, Series 2018-2, Class A, 2.84% 20211,4	14,727	14,695
Emerson Park Ltd., Series 2013-1A, CLO, Class A1AR, (3-month USD-LIBOR + 0.98%) 3.416% 20251,3,4	239	239
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 20211,4	4,646	4,626
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 20211,4	20,892	20,860
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.26% 20251,4	13,615	13,573
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31% 20261,4	4,595	4,562
Santander Drive Auto Receivables Trust, Series 2018-4, Class A2A, 3.07% 20211	9,460	9,449
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.715% 20251,3	152	149
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.466% 20251,3,4	2,662	2,662
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A, 2.64% 20211	15,305	15,275
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 20201,4	1,799	1,795
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 20211,4	16,513	16,489
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 20221,4	2,730	2,720
		167,776
Corporate bonds & notes 0.01% Financials 0.01%
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.436% 20191,3,4,5,8	321	321
Short-term securities 30.09%
Apple Inc. 2.33%–2.35% due 1/9/2019–1/16/20194	124,400	124,045
Chevron Corp. 2.26% due 12/5/20184	64,200	64,180
Coca-Cola Co. 2.53% due 2/21/20194	40,000	39,769
Fannie Mae 2.23% due 1/2/2019–1/7/2019	88,100	87,920
Federal Home Loan Bank 2.06%–2.37% due 12/4/2018–2/13/2019	835,700	833,202
General Dynamics Corp. 2.30% due 12/18/20184	50,000	49,942
HSBC USA Inc. 2.30% due 12/3/20184	58,600	58,589
IBM Corp. 2.30%–2.33% due 12/4/2018–12/17/20184	122,200	122,110
Nordea Bank AB 2.17% due 12/3/20184	28,800	28,795
Pfizer Inc. 2.32% due 1/17/20194	36,000	35,887
U.S. Treasury Bills 2.17%–2.18% due 12/18/2018–2/14/2019	82,500	82,255
Wal-Mart Stores, Inc. 2.30% due 12/10/20184	12,300	12,292
Total short-term securities (cost: $1,538,929,000)		1,538,986
Total investment securities 123.97% (cost: $6,390,351,000)		6,340,221
Other assets less liabilities (23.97)%		(1,225,888)
Net assets 100.00%		$5,114,333

American Funds Mortgage Fund — Page 6 of 11

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Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount9 (000)	Value at 11/30/201810 (000)	Unrealized appreciation at 11/30/2018 (000)
90 Day Euro Dollar Futures	Short	1,590	December 2018	$(397,500)	$(386,380)	$127
90 Day Euro Dollar Futures	Long	1,590	December 2019	397,500	385,476	910
2 Year U.S. Treasury Note Futures	Long	540	April 2019	108,000	113,932	39
5 Year U.S. Treasury Note Futures	Long	12,881	April 2019	1,288,100	1,455,050	2,878
10 Year Ultra U.S. Treasury Note Futures	Long	1,207	March 2019	120,700	152,685	736
10 Year U.S. Treasury Note Futures	Long	90	March 2019	9,000	10,751	23
20 Year U.S. Treasury Bond Futures	Long	233	March 2019	23,300	32,598	178
30 Year Ultra U.S. Treasury Bond Futures	Long	30	March 2019	3,000	4,572	5
						$4,896

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 11/30/2018 (000)
2.088%	U.S. EFFR	2/6/2020	$270,000	$(1,438)	$—	$(1,438)
2.0115%	U.S. EFFR	2/8/2020	325,000	(2,044)	—	(2,044)
3-month USD-LIBOR	2.806%	8/29/2020	80,500	231	—	231
2.5215%	U.S. EFFR	8/29/2020	227,890	(402)	—	(402)
2.5045%	U.S. EFFR	8/29/2020	311,110	(639)	—	(639)
2.622%	U.S. EFFR	9/14/2020	220,000	(34)	—	(34)
3-month USD-LIBOR	1.217%	9/22/2021	70,000	3,334	—	3,334
3-month USD-LIBOR	1.225%	9/22/2021	70,000	3,319	—	3,319
3-month USD-LIBOR	1.2796%	10/11/2021	100,000	4,666	—	4,666
2.0145%	3-month USD-LIBOR	10/20/2021	200,000	(5,337)	—	(5,337)
3-month USD-LIBOR	1.785%	3/27/2022	35,000	1,324	—	1,324
2.009%	3-month USD-LIBOR	10/4/2022	102,000	(3,582)	—	(3,582)
2.1045%	3-month USD-LIBOR	10/31/2022	125,000	(4,016)	—	(4,016)
3-month USD-LIBOR	2.2835%	1/5/2023	228,000	6,082	—	6,082
3-month USD-LIBOR	2.24%	12/5/2026	85,400	4,764	—	4,764
3-month USD-LIBOR	2.27%	12/5/2026	69,600	3,733	—	3,733
3-month USD-LIBOR	3.238%	8/8/2044	6,000	(90)	—	(90)
3-month USD-LIBOR	2.4945%	1/9/2045	7,000	851	—	851
3-month USD-LIBOR	2.454%	1/15/2045	7,000	904	—	904
3-month USD-LIBOR	2.516%	10/20/2045	15,000	1,796	—	1,796
3-month USD-LIBOR	2.525%	10/20/2045	10,000	1,180	—	1,180
3-month USD-LIBOR	2.5315%	10/26/2045	16,000	1,870	—	1,870
3-month USD-LIBOR	2.57067%	11/9/2045	6,600	724	—	724
3-month USD-LIBOR	2.6485%	11/16/2045	6,525	621	—	621
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	1,574	—	1,574
3-month USD-LIBOR	2.59125%	12/16/2045	13,500	1,433	—	1,433
3-month USD-LIBOR	2.4095%	1/14/2046	10,000	1,406	—	1,406
3-month USD-LIBOR	1.991%	6/13/2046	6,000	1,332	—	1,332
3-month USD-LIBOR	1.9905%	6/13/2046	4,000	888	—	888
3-month USD-LIBOR	1.7985%	6/30/2046	12,000	3,103	—	3,103
U.S. EFFR	2.5635%	2/12/2048	45,279	2,029	—	2,029
U.S. EFFR	2.4615%	3/15/2048	2,800	183	—	183
U.S. EFFR	2.485%	3/15/2048	2,800	169	—	169

American Funds Mortgage Fund — Page 7 of 11

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 11/30/2018 (000)
2.98%	3-month USD-LIBOR	3/15/2048	$2,800	$(95)	$—	$(95)
2.9625%	3-month USD-LIBOR	3/15/2048	2,800	(104)	—	(104)
U.S. EFFR	2.425%	3/16/2048	5,600	406	—	406
2.917%	3-month USD-LIBOR	3/16/2048	5,600	(259)	—	(259)
					$—	$29,882

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2	Purchased on a TBA basis.
3	Coupon rate may change periodically.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $741,292,000, which represented 14.49% of the net assets of the fund.
5	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $34,095,000, which represented .67% of the net assets of the fund.
6	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $29,738,000, which represented .58% of the net assets of the fund.
7	Index-linked bond whose principal amount moves with a government price index.
8	Value determined using significant unobservable inputs.
9	Notional amount is calculated based on the number of contracts and notional contract size.
10	Value is calculated based on the notional amount and current market price.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Funds Mortgage Fund — Page 8 of 11

unaudited

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $2,075,342,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps was $3,363,424,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

American Funds Mortgage Fund — Page 9 of 11

unaudited

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$2,957,693	$—	$2,957,693
U.S. Treasury bonds & notes	—	1,253,255	—	1,253,255
Federal agency bonds & notes	—	422,190	—	422,190
Asset-backed obligations	—	167,776	—	167,776
Corporate bonds & notes	—	—	321	321
Short-term securities	—	1,538,986	—	1,538,986
Total	$—	$6,339,900	$321	$6,340,221

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,896	$—	$—	$4,896
Unrealized appreciation on interest rate swaps	—	47,922	—	47,922
Liabilities:
Unrealized depreciation on interest rate swaps	—	(18,040)	—	(18,040)
Total	$4,896	$29,882	$—	$34,778

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

American Funds Mortgage Fund — Page 10 of 11

unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2019 Capital Group. All rights reserved.

MFGEFPX-042-0119O-S66148	American Funds Mortgage Fund — Page 11 of 11

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: January 28, 2019

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 28, 2019